Advances to Suppliers, net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance at beginning of year	$ 2,028,979	$ 2,361,778
Change of allowance for credit losses	17,327,139	(284,191)
Translation adjustments	520,392	(48,608)
Balance at end of year	19,876,510	2,028,979
Suppliers [Member]
Balance at beginning of year	0	3,611
Change of allowance for credit losses	0	(3,563)
Translation adjustments	0	(48)
Balance at end of year	$ 0	$ 0